Apr. 29, 2019
THE PRUDENTIAL SERIES FUND
High Yield Bond Portfolio
SP Small-Cap Value Portfolio

Supplement dated June 25, 2019 to the
Currently Effective Prospectus

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) for The Prudential Series Fund (the Trust) relating to the High Yield Bond Portfolio (the High Yield Portfolio) and the SP Small-Cap Value Portfolio (the Small-Cap Portfolio, and collectively, the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have the meanings given to them in the Trust's Prospectus.

A. High Yield Bond Portfolio: Revision to Portfolio Fees and Expenses

The Trust's Prospectus with respect to the High Yield Portfolio is revised as follows, effective July 1, 2019:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus relating to the High Yield Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.55%
+ Distribution and/or Service Fees (12b-1 Fees)	None
+ Other Expenses	0.07%
= Total Annual Portfolio Operating Expenses	0.62%
- Fee Waiver and/or Expense Reimbursement	(0.05)%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	0.57%

(1) The Manager has contractually agreed to waive a portion of its investment management fee and/or reimburse certain expenses of the Portfolio so that the Portfolio's investment management fee plus other expenses (exclusive of certain expenses as described more fully in the Trust's Statement of Additional Information) do not exceed 0.57% of the Portfolio's average daily net assets through June 30, 2020. Expenses waived/reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus relating to the High Yield Portfolio:

	1 Year	3 Years	5 Years	10 Years
High Yield Bond Class I Shares	$58	$193	$341	$769

B. SP Small-Cap Value Portfolio: Revision to Fees and Expenses

The Trust's Prospectus with respect to the Small-Cap Portfolio is revised as follows, effective July 1, 2019:

I. The following table hereby replaces the "Annual Portfolio Operating Expenses" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus relating to the Small-Cap Portfolio:

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class I Shares
Management Fees	0.90%
+ Distribution and/or Service Fees (12b-1 Fees)	None
+ Other Expenses	0.10%
+ Acquired Fund (Portfolio) Fees and Expenses	0.01%
= Total Annual Portfolio Operating Expenses	1.01%
- Fee Waiver and/or Expense Reimbursement	(0.01)%
= Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.00%

(1)The Manager has contractually agreed to waive 0.008% of its investment management fee through June 30, 2020. This arrangement may not be terminated or modified prior to June 30, 2020 without the prior approval of the Trust's Board of Trustees.

II. The following table hereby replaces the "EXAMPLE" table in the "PORTFOLIO FEES AND EXPENSES" section of the Summary Section of the Prospectus relating to the Small-Cap Portfolio:

	1 Year	3 Years	5 Years	10 Years
SP Small-Cap Value Class I Shares	$102	$321	$557	$1,235